OPERATING SEGMENT	12 Months Ended
Dec. 31, 2014
OPERATING SEGMENT
OPERATING SEGMENT

NOTE 17—OPERATING SEGMENT

        The Company reports information about operating segments in accordance with ASC 280-10, Segment Reporting, which requires financial information to be reported based on the way management organizes segments within a company for making operating decisions and evaluating performance. The Company has identified one reportable segment for its theatrical exhibition operations.

        Information about the Company's revenues from continuing operations and assets by geographic area is as follows:

Revenues (In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
United States	$2,688,230	$2,741,717	$808,378	$1,202,179
Other	7,160	7,711	3,114	3,893

Total revenues	$2,695,390	$2,749,428	$811,492	$1,206,072

Long-term assets, net (In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
United States	$4,255,866	$4,204,490
Other	243	854

Total long-term assets(1)	$4,256,109	$4,205,344

(1)	Long-term assets are comprised of property, intangible assets, goodwill, deferred income tax assets and other long-term assets.